THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
OCTOBER 12, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON OCTOBER 6, 1999.

                                    Form 13F

     Report for the Calendar Year or Quarter Ended DECEMBER 31 1998
                                                   ----------------

                (Please read instructions before preparing form)

                          If amended report check here:     [X]

  Name of Institutional Investment Manager:

                               JL ASSOCIATES, LLC
--------------------------------------------------------------------------------

Business Address:

Street  655 MADISON AVENUE         City    NEW YORK        State  NY  Zip 10021
      -----------------------           ----------------------------------------

Name, Phone No., and Title of Person Only Authorized to Submit This Report:

                MICHAEL LEWITTES,(212) 593-2729, MANAGING MEMBER
--------------------------------------------------------------------------------

   ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

--------------------------------------------------------------------------------

       The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

       Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 26TH day of JANUARY , 1999.

                                      JL ASSOCIATES, LLC
              ------------------------------------------------------------------
                                     (Name of Institutional Investment Manager)
                                             [SIG]
              ------------------------------------------------------------------
              (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

             13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:             13F File No.:         Name:             13F File No.:
1.                                      8.

-------------------------------         -------------------------------

2.                                      9.

-------------------------------         -------------------------------

3.                                      10.

-------------------------------         -------------------------------

4.                                      11.

-------------------------------         -------------------------------

5.                                      12.

-------------------------------         -------------------------------

6.                                      13.

-------------------------------         -------------------------------


7.                                      14.

-------------------------------         -------------------------------

                       Report for the Calander Year Ended December 31, 1998

                                   FORM 13F
                                                                --------------
                                                                (SEC USE ONLY)
                                                                --------------

                          Name of Reporting Manager:      JL ASSOCIATES, LLC

----------------------------------------------------------------------------------------------------------------------------
                                                                                                             ITEM 5:
   ITEM 1:                              ITEM 2:                  ITEM 3:            ITEM 4:                 SHARES OF
NAME OF ISSUER                       TITLE OF CLASS               CUSIP           FAIR MARKET               PRINCIPAL
                                                                 NUMBER              VALUE                    AMOUNT


----------------------------------------------------------------------------------------------------------------------------
Amoco Corp                            COM                         031905102        $    23,600,000              400,000
Bandag Inc.                           CL A                        059815308        $     6,921,502              198,466
Berkshire Hathway Inc                 CL A                        084670108        $    12,180,000                  174
Citigroup Inc                         CALL                        172967901        $     2,681,250                2,750
Coast Federal Litigation TR           RT                          19034Q110        $       512,512               78,097
Crescent Oper Inc                     COM                         22575M100        $       265,637               57,435
DaimlerChrysler AG                    ORD                         D1668R123        $     7,809,113               81,292
El Paso Elec Co                       COM                         283677854        $    14,580,606            1,666,355
Federal Home Loan Mortgage Corp       CALL                        313400901        $       793,750                  500
Federal Home Loan Mortgage Corp       CALL                        313400901        $     1,062,500                  500
Federal Home Loan Mortgage Corp       COM                         313400301        $     7,088,125              110,000
First Union Real Estate Equity        SH BEN INT                  337400105        $       762,795              132,660
Hallwood Realty Partners LP           DEPOSIT UT NEW              40636T203        $       856,800               14,400
MediaOne Group Inc                    COM                         58440J104        $    30,644,000              652,000
Montana Power Co                      COM                         612085100        $    10,169,938              179,800
Philip Morris Cos Inc                 COM                         718154107        $    31,981,250              595,000
Pulitzer Pubg Co                      COM                         745771105        $    15,817,725              182,600
RJR Nabisco Holdings Corp             COM NEW                     7496K876         $     1,721,875               58,000
Safety-Kleen Corp New                 COM                         78648R104        $    14,643,430            1,036,703
Tele-Communications Inc               COM TCI GRP A               87924V101        $    11,095,688              200,600
US Can Corp                           COM                         90328W105        $     5,876,817              328,773
Young Broadcasting Inc                CL A                        987434107        $     1,394,534               33,402

COLUMN TOTALS                                                                      $   202,459,847


--------------------------------------------------------------------------------------------------------------------------------
                                                    ITEM 6:                                                ITEM 8:
   ITEM 1:                                   INVESTMENT DISCRETION                                VOTING AUTHORITY (SHARES)
NAME OF ISSUER                       --------------------------------------     ITEM 7:       ---------------------------------
                                                 (b) SHARED-                    MANAGERS
                                     (a) SOLE     AS DEFINED   (c) SHARED-    SEE INSTR. V    (a) SOLE   (b) SHARED    (c) NONE
                                                 IN INSTR. V      OTHER
-------------------------------------------------------------------------------------------------------------------------------
Amoco Corp                              X                                                         X
Bandag Inc.                             X                                                         X
Berkshire Hathway Inc                   X                                                         X
Citigroup Inc                           X                                                         X
Coast Federal Litigation TR             X                                                         X
Crescent Oper Inc                       X                                                         X
DaimlerChrysler AG                      X                                                         X
El Paso Elec Co                         X                                                         X
Federal Home Loan Mortgage Corp         X                                                         X
Federal Home Loan Mortgage Corp         X                                                         X
Federal Home Loan Mortgage Corp         X                                                         X
First Union Real Estate Equity          X                                                         X
Hallwood Realty Partners LP             X                                                         X
MediaOne Group Inc                      X                                                         X
Montana Power Co                        X                                                         X
Philip Morris Cos Inc                   X                                                         X
Pulitzer Pubg Co                        X                                                         X
RJR Nabisco Holdings Corp               X                                                         X
Safety-Kleen Corp New                   X                                                         X
Tele-Communications Inc                 X                                                         X
US Can Corp                             X                                                         X
Young Broadcasting Inc

COLUMN TOTALS